Summary of Significant Accounting Policies (Details Narrative) (Sun & Sun Industries Inc [Member])	9 Months Ended
Sep. 30, 2014
Automobiles And Trucks [Member]
Property and equipment, useful life	5 years
Machinery And Equipment [Member] | Minimum [Member]
Property and equipment, useful life	5 years
Machinery And Equipment [Member] | Maximum [Member]
Property and equipment, useful life	7 years
Furniture And Fixtures [Member] | Minimum [Member]
Property and equipment, useful life	5 years
Furniture And Fixtures [Member] | Maximum [Member]
Property and equipment, useful life	7 years
Leasehold Improvements [Member]
Property and equipment, useful life	39 years